Parties-In-Interest and Related Party Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total Investments, at fair value	$ 361,766,055	$ 310,084,024
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total Investments, at fair value	2,421,295	$ 2,005,237
EBP, investment acquired, excluding plan interest in master trust, cost	317,611
Selling price	$ 459,334